Leases (The Group as a lessee) (Maturity analysis of lease liabilities) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of leases [line items]
Lease liabilities	¥ 6,939,367	¥ 5,482,346	¥ 4,712,670
Unrecognized finance fees	1,971,467	1,549,043
Gross lease liabilities	8,910,834	7,031,389
Within 1 year [member]
Disclosure of leases [line items]
Gross lease liabilities	1,026,900	1,908,275
After 1 year but within 2 years
Disclosure of leases [line items]
Gross lease liabilities	1,624,435	649,809
Between 2 to 3 years [member]
Disclosure of leases [line items]
Gross lease liabilities	602,623	422,076
Over 3 years [member]
Disclosure of leases [line items]
Gross lease liabilities	¥ 5,656,876	¥ 4,051,229